CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
(Loss) / Income from continuing operations	$ (10,599)	$ 66,891	$ 38,718
Adjustments for:
Amortization and depreciation (Note 12,13)	175,829	138,130	122,882
Deferred income tax (Note 11)	(24,999)	(41,843)	(40,763)
Current income tax (Note 11)	39,100	88,768	97,122
Share of loss in associates (Note 10)	4,146	15,841	1,306
Reversal of previous impairment /(impairment loss) (Note 12)		(3,065)	16,638
Loss on disposals of property, plant and equipment and intangible assets	3,170	3,210	21
Unpaid concession fees	45,581	44,159	40,548
Changes in liability for Brazil concessions (Note 9)	86,331	98,122	107,408
Interest expense (Note 9)	96,301	115,223	118,219
Other financial results, net	(22,467)	(28,955)	402
Loss on disposals of subsidiaries			897
Net foreign exchange (Note 9)	91,434	59,221	26,383
Other accruals	4,027	7,033	(3,196)
Inflation adjustment	35,901
Acquisition of Intangible assets (Note 12, 27)	(206,622)	(255,488)	(179,900)
Income tax paid	(45,664)	(105,716)	(20,083)
Changes in working capital (Note 27)	(79,808)	(250,953)	(153,830)
Net cash provided by / (used in) operating activities	191,661	(49,422)	172,772
Net cash used in discontinued operating activities (Note 28)			(8,155)
Cash flows from investing activities
Acquisition of/(cash contribution in) associates	(2,907)		10
Acquisition of other financial assets	(76,671)	(51,202)	(2,401)
Disposals of other financial assets	39,406	31,608	11,575
Purchase of Property, plant and equipment (Note 13)	(11,139)	(11,503)	(10,391)
Acquisition of Intangible assets (Note 12)	(1,176)	(1,664)	(848)
Net cash inflow on disposal of discontinued operations (Note 28)			10,381
Net cash inflow on disposal of subsidiaries/associates			6,988
Loans with related parties	(3,349)	(12,762)	20,261
Proceeds from sale of Property, plant and Equipment	49	175	269
"Piana di Castello" land advance	(3,583)
Others	185	186
Net cash (used in) / provided by investing activities	(59,185)	(45,162)	35,844
Net cash used in discontinued investing activities (Note 28)			(8,093)
Cash flows from financing activities
Proceeds from cash contributions (Note 24)	43,703	6,600	29,512
Refund of cash contributions (Note 24)		(28,893)
Additional acquisitions in subsidiaries (Note 24)	(40,731)
Disposal of partial interest in subsidiaries (Note 24)	56,638
Proceeds from borrowings	194,546	594,439	52,099
Initial Public Offering	195,601
Initial Public Offering expenses paid	(5,495)
Release of guarantee deposits	92,913
Release of restricted cash		30,873
Loans paid (Note 21)	(517,253)	(250,276)	(142,693)
Interest paid (Note 21)	(70,637)	(106,953)	(48,564)
Guarantee deposit (Note 16)		(92,999)
Dividends paid	(14,965)	(23,836)	(49,733)
Net cash provided by/ (used in) financing activities	(65,680)	128,955	(159,379)
Net cash provided by discontinued financing activities (Note 28)			0
Increase in cash and cash equivalents from continuing operations	66,796	34,371	49,237
Decrease in cash and cash equivalents from discontinued operations (Note 28)			(16,248)
Cash and cash equivalents
At the beginning of the year (Note 20)	221,601	182,116	153,889
Exchange rate income or (loss) and inflation adjustment on cash and cash equivalents	(43,532)	5,114	(4,762)
Increase in cash and cash equivalents from continuing operations	66,796	34,371	49,237
Decrease in cash and cash equivalents from discontinued operations			(16,248)
At the end of the year (Note 20)	$ 244,865	$ 221,601	$ 182,116